Income Taxes - Components of Income from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
US	$ (44.9)	$ 183.5
Foreign	7.8	13.1
(Loss) income from continuing operations	$ (37.1)	$ 196.6